Fair Value Measurements (Fair value of the Level 3 financial assets) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 104
Realized gains included in fuel for generation and purchased power	64
Unrealized gains included in regulatory liabilities	28
Total realized and unrealized gains (losses) included in non-regulated operating revenues	22
Ending Balance	90
Regulatory deferral | Physical natural gas purchases | Energy Related derivative
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	88
Realized gains included in fuel for generation and purchased power	64
Unrealized gains included in regulatory liabilities	28
Total realized and unrealized gains (losses) included in non-regulated operating revenues	0
Ending Balance	52
Not Designated as Hedging Instrument | Energy Related derivative | Non-regulated operating revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	104
Realized gains included in fuel for generation and purchased power	64
HFT derivatives | Energy Related derivative | Non-regulated operating revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	104
Realized gains included in fuel for generation and purchased power	(64)
Unrealized gains included in regulatory liabilities	28
Total realized and unrealized gains (losses) included in non-regulated operating revenues	22
Ending Balance	90
HFT derivatives | Power | Energy Related derivative
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	4
Realized gains included in fuel for generation and purchased power	0
Unrealized gains included in regulatory liabilities	0
Total realized and unrealized gains (losses) included in non-regulated operating revenues	0
Ending Balance	4
HFT derivatives | Natural gas | Energy Related derivative
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	12
Realized gains included in fuel for generation and purchased power	0
Unrealized gains included in regulatory liabilities	0
Total realized and unrealized gains (losses) included in non-regulated operating revenues	22
Ending Balance	$ 34